MainStay S&P 500 Index Fund (Third Prospectus Summary) | MainStay S&P 500 Index Fund
MainStay S&P 500 Index Fund

MAINSTAY FUNDS TRUST

MainStay S&P 500 Index Fund

Supplement dated August 4, 2017 (“Supplement”) to the Prospectus, dated February 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

1.	Effective immediately, the Prospectus is revised as follows:

a.	The table and footnotes in the section entitled “Fee and Expenses of the Fund,” as well as the table in the section entitled “Example” are revised as follows:

Fees and Expenses of the Fund

Class T

Shareholder Fees(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	0.16%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.53%

1.	Restated to reflect current management fees. The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.

Example

	1 Year	3 Years	5 Years	10 Years
Class T	$ 303	$ 416	$ 539	$ 898

b.	The section entitled, “Know With Whom You Are Investing: Additional Information Regarding Fee Waivers: Contractual,” is revised to include the following waiver:

MainStay S&P 500 Index Fund: Class A, 0.60%, with an equivalent waiver or reimbursement, in an equal number of basis points to Class T shares.

Fee and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MainStay S&P 500 Index Fund Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MainStay S&P 500 Index Fund Class T
Management Fees (as an annual percentage of the Fund's average daily net assets)	0.16%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.53%
[1]	Restated to reflect current management fees. The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.

Example
Expense Example	MainStay S&P 500 Index Fund Class T USD ($)
1 Year	$ 303
3 Years	416
5 Years	539
10 Years	$ 898

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.